Discontinued Operations (Tables)	12 Months Ended
Sep. 30, 2014
Discontinued Operations and Disposal Groups [Abstract]
Summary of Discontinued Operations

(in thousands)	2014	2013	2012

Revenue	$—	—	50
Operating expenses	—	—	(107)
Gain on sale before taxes	—	—	—
Income before income taxes	$—	—	157
Permanent tax benefit	—	—	—
Provision for taxes	—	—	(60)
Income from discontinued operations	$—	—	97